DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of (gains) losses associated with derivative instruments [Table Text Block]
	Years ended December 31,
	2021	2020
Net realized (gain) loss on settled copper puts	14,511	(4,361)
Net unrealized (gain) loss on outstanding copper options	(1,064)	1,853
Realized (gain) loss on fuel call options	(470)	602
Unrealized (gain) loss on fuel call options	31	(31)
	13,008	(1,937)

Disclosure of outstanding copper price option contracts [Table Text Block]
	Quantity	Strike price	Period	Cost	Fair value
Copper collar contracts	42.7 million lbs	US$4.00/per lb US$5.60/per lb	H1 2022	4,693	3,904